Discontinued Operations - Condensed Results Of Operations For Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012
Revenues	$ 27	$ 348	$ 1,223	$ 1,826
Royalties earned from sale of business	69	0
Income from discontinued operations	58	82	(286)	0
Loss on sale of discontinued operations			(286)	0
Net income from discontinued operations	$ 58	$ 82	$ 56	$ 455